S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 29, 2025
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Since members of our management may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to complete our initial business combination.
Individual	Entity	Entity’s Business	Affiliation
Lorne Abony	Texas Venture Partners	Venture capital firm	Managing Partner
	Einride AB	Technology/Freight company	Chairman of the M&A Committee of the Board
	SEEQC	Quantum control systems company	Chairman of the M&A Committee of the Board
	Callers.ai	AI sales automation	Chairman of the Board
Leo Kofman	None	None	None
Eric Ludwig	Melony.ai	Technology company	Advisor
	Einride AB	Technology/Freight company	Special Advisor to Chief Executive Officer
	Red Elk Studios Private Limited	Mobile gaming services	Chief Business Officer
	First Time Media	Mobile subscription app	Advisor
	Callers.ai	AI sales automation	Board Member
Individual	Entity	Entity’s Business	Affiliation
	Afero	IoT SaaS platform	Part Time Chief Financial Officer
	Bonsai	Freelance labor platform	Advisor
Jacob Silverstein	DC United	Professional soccer team (US)	Co-Owner
	Brisbane Bullets	Professional basketball team (Australia)	Co-Owner
	Major League Soccer	Professional soccer league (US)	Board Member
	Stormlight Ventures	Family office	Chairman and Chief Executive Officer
	Enfield Investment Partners	Global sports asset fund	Co-Founder and Chairman
	Al-Ahli FC	Professional soccer team (Saudi Arabia)	Board Member
	Devoted Health	Healthcare Organization	Senior Advisor
Allan Cole	University of Texas at Austin	Education	Faculty
	Dell Medical School	Education	Faculty
	Moritz Center for Societal Impact	Education	Faculty
	Parkinson’s Foundation	Philanthropy	Board Member

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into with us, each of our sponsor, directors and officers will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Our sponsor, officers and directors

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor and their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Our sponsor, officers and directors	Same as above.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares	180 days after the date of this prospectus	Our sponsor, officers and directors	The representative, in its sole discretion, may release any of the securities subject to this lock-up agreement at any time without notice.